Segment Information - Schedule of Income and Expenses Per Segment (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cement, concrete, pavement, mortar and precast [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		S/ 2,064,674	S/ 1,906,849	S/ 1,850,238
Gross profit		817,310	728,850	687,727
Administrative expenses		(285,527)	(248,047)	(227,459)
Selling and distribution expenses		(90,873)	(79,696)	(68,286)
Other operating (expenses) income, net		2,169	(2,805)	(13,813)
Finance income		11,238	6,201	7,160
Finance cost		(93,029)	(100,302)	(104,045)
Net gain on settlement of derivative financial instruments				19
Impairment of assets				(36,551)
Gain (loss) from exchange difference, net		2,679	(828)	4,932
Profit (loss) before income tax		363,967	303,373	249,684
Income tax expense		(154,524)	(99,673)	(78,050)
Profit (loss) for the year		209,443	203,700	171,634
Construction supplies [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		41,745	56,873	74,096
Gross profit		656	2,006	723
Administrative expenses		(3,222)	(2,848)	(2,692)
Selling and distribution expenses		(1,025)	(915)	(766)
Other operating (expenses) income, net		(4)	33	3
Finance income		13	33	9
Finance cost
Net gain on settlement of derivative financial instruments
Impairment of assets
Gain (loss) from exchange difference, net		(18)	(7)	(6)
Profit (loss) before income tax		(3,600)	(1,698)	(2,729)
Income tax expense		1,530	558	853
Profit (loss) for the year		(2,070)	(1,140)	(1,876)
Others [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers	[1]	10,464	14,349	25,741
Gross profit	[1]	(11,100)	(2,330)	1,002
Administrative expenses	[1]	(2,789)	(2,488)	(1,816)
Selling and distribution expenses	[1]	(887)	(799)	(517)
Other operating (expenses) income, net	[1]	(77,607)	72
Finance income	[1]	40	64	77
Finance cost	[1]	(7)	(6)
Net gain on settlement of derivative financial instruments	[1]
Impairment of assets	[1]
Gain (loss) from exchange difference, net	[1]	(42)	(1)	7
Profit (loss) before income tax	[1]	(92,392)	(5,488)	(1,247)
Income tax expense	[1]	39,224	1,803	389
Profit (loss) for the year	[1]	(53,168)	(3,685)	(858)
Total consolidated [Member]
Schedule of Transfer Prices Between Operating Segments [Line Items]
Revenues from external customers		2,116,883	1,978,071	1,950,075
Gross profit		806,866	728,526	689,452
Administrative expenses		(291,538)	(253,383)	(231,967)
Selling and distribution expenses		(92,785)	(81,410)	(69,569)
Other operating (expenses) income, net		(75,442)	(2,700)	(13,810)
Finance income		11,291	6,298	7,246
Finance cost		(93,036)	(100,308)	(104,045)
Net gain on settlement of derivative financial instruments				19
Impairment of assets				(36,551)
Gain (loss) from exchange difference, net		2,619	(836)	4,933
Profit (loss) before income tax		267,975	296,187	245,708
Income tax expense		(113,770)	(97,312)	(76,808)
Profit (loss) for the year		S/ 154,205	S/ 198,875	S/ 168,900

[1]	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects). In 2025, the caption Other operating (expenses) income, net, includes expenses associated with the acquisition of Holcim amounting to S/77,625,000.